CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]
Balance at Jun. 30, 2011	$ 804,952	$ 22,105	$ 16,452,674	$ (15,669,827)
Balance, shares at Jun. 30, 2011		22,104,570
Common stock issued for cash	571,700	1,143	570,557
Common stock issued for cash, shares		1,143,400
Common stock issued in connection with stock purchase agreement	610,000	1,002	608,998
Common stock issued in connection with stock purchase agreement, shares		1,002,749
Common stock upon exercise of options	33,335	35	33,300
Common stock upon exercise of options, shares		35,000
Common stock issued upon exercise of warrants	107,500	215	107,285
Common stock issued upon exercise of warrants, shares		215,000
Common stock issued as settlement	300,000	441	299,559
Common stock issued as settlement, shares		441,177
Options and stock appreciation rights vested	1,371,519		1,371,519
Beneficial conversion feature of debt offerings	347,398		347,398
Cost of repricing warrants to induce warrant exercise	17,753		17,753
Rescission of option exercise		(27)	27
Rescission of option exercise, shares		(27,442)
Net loss	(7,130,059)			(7,130,059)
Balance at Jun. 30, 2012	(2,965,902)	24,914	19,809,070	(22,799,886)
Balance, shares at Jun. 30, 2012	24,914,474	24,914,474
Common stock issued for cash	1,658,000	3,539	1,654,461
Common stock issued for cash, shares		3,539,321
Common stock issued in connection with stock purchase agreement	810,003	1,334	808,669
Common stock issued in connection with stock purchase agreement, shares		1,333,820
Common stock and warrants issued for cash	300,000	375	299,625
Common stock and warrants issued for cash, shares		375,000
Common stock upon exercise of options	6,534	12	6,522
Common stock upon exercise of options, shares		11,667
Common stock issued upon exercise of warrants	910,000	1,829	908,171
Common stock issued upon exercise of warrants, shares		1,829,171
Common stock issued for interest	77,784	210	77,574
Common stock issued for interest, shares		210,226
Grant of restricted stock units	90,000	200	89,800
Grant of restricted stock units, shares		200,000
Convertible note conversions	435,495	871	434,624
Convertible note conversions, shares		870,992
Cancellation of restricted stock units grant under clawback provision	(90,000)	(200)	(89,800)
Cancellation of restricted stock units grant under clawback provision, shares		(200,000)
Options and stock appreciation rights vested	1,407,534		1,407,534
Beneficial conversion feature of debt offerings	309,342		309,342
Cost of repricing warrants to induce warrant exercise	70,491		70,491
Cancellation of stock appreciation rights grant under clawback provision	(67,920)		(67,920)
Net loss	(5,221,747)			(5,221,747)
Balance at Jun. 30, 2013	$ (2,270,386)	$ 33,084	$ 25,718,163	$ (28,021,633)
Balance, shares at Jun. 30, 2013	33,084,671	33,084,671